CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net Income	1,456		1,632		1,355
Other Comprehensive Income/(Loss), Net of Income Taxes
Foreign currency translation gains and losses on investments in foreign operations	(129)	[1]	137	[1]	(223)	[1]
Change in fair value of net investment hedges	44	[2]	(73)	[2]	89	[2]
Change in fair value of cash flow hedges	48	[3]	(212)	[3]	(169)	[3]
Reclassification to Net Income of gains and losses on cash flow hedges	138	[4]	147	[4]	53	[4]
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	(73)	[5]	(89)	[5]	(12)	[5]
Reclassification to Net Income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans	22	[6]	10	[6]	5	[6]
Other Comprehensive Loss on equity investments	(70)	[7]	(91)	[7]	(151)	[7]
Other Comprehensive Loss	(20)		(171)		(408)
Comprehensive Income	1,436		1,461		947
Comprehensive Income Attributable to Non-Controlling Interests	75		142		56
Comprehensive Income Attributable to Controlling Interests	1,361		1,319		891
Preferred Share Dividends	22		22		22
Comprehensive Income Attributable to Common Shares	1,339		1,297		869

[1]	(1) Net of income tax expense of $32 million in 2012 (2011 - $29 million recovery; 2010 - $65 million expense).
[2]	(2) Net of income tax expense of $15 million in 2012 (2011 - $28 million recovery; 2010 - $37 million expense).
[3]	(3) Net of income tax expense of $13 million in 2012 (2011 - $106 million recovery; 2010 - $82 million recovery).
[4]	(4) Net of income tax expense of $81 million in 2012 (2011 - $77 million expense; 2010 - $28 million expense).
[5]	(5) Net of income tax recovery of $31 million in 2012 (2011 - $30 million recovery; 2010 - $7 million recovery).
[6]	(6) Net of income tax expense of nil in 2012 (2011 - $3 million expense; 2010 - $3 million expense).
[7]	(7) Primarily related to reclassification to Net Income of actuarial losses on pension and other post-retirement benefit plans, reclassification to Net Income of gains and losses on cash flow hedges, offset by change in gains and losses on cash flow hedges, net of income tax recovery of $23 million in 2012 (2011 - $3 million recovery; 2010 - $69 million recovery).